NET OPERATING REVENUE (Tables)	12 Months Ended
Dec. 31, 2021
NET OPERATING REVENUE
Schedule of net operating revenue

	2021	2020	2019
Gross operating revenue	64,611,536	63,195,443	66,571,866
Services (1)	58,263,461	57,293,392	60,129,579
Sale of goods (2)	6,348,075	5,902,051	6,442,287

Deductions from gross operating revenue	(20,578,923)	(20,068,971)	(22,303,695)
Taxes	(13,019,110)	(13,022,712)	(13,894,361)
Services	(11,815,168)	(11,981,372)	(12,678,809)
Sale of goods	(1,203,942)	(1,041,340)	(1,215,552)

Discounts granted and return of goods	(7,559,813)	(7,046,259)	(8,409,334)
Services	(5,533,773)	(4,968,350)	(6,319,584)
Sale of goods	(2,026,040)	(2,077,909)	(2,089,750)

Net operating revenue	44,032,613	43,126,472	44,268,171
Services	40,914,520	40,343,670	41,131,186
Sale of Goods	3,118,093	2,782,802	3,136,985
(1)	These include telephone services, use of interconnection network, data and SVA services, cable TV and other services.
(2)	These include sale of goods (handsets, SIM cards and accessories) and equipment of “Vivo Tech”.